TRANSAMERICA FUNDS
Supplement to the Currently Effective Prospectuses, Summary Prospectuses
and Statements of Additional Information (as applicable)
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Transamerica International Small Cap Value
Effective May 31, 2024, the corresponding paragraphs of the fund’s “Principal Investment Strategies” section in the Prospectuses and Summary Prospectuses, and the “More on Each Fund’s Strategies and Investments” section in the Prospectuses relating to the fund, are deleted entirely and replaced as follows:
First paragraph:
The fund’s sub‑adviser, Thompson, Siegel &Walmsley LLC (the “sub‑adviser”), invests under normal circumstances, at least 80% of the fund’s net assets (plus the amount of borrowings, if any, for investment purposes) in small-capitalization companies (“small‑cap companies”). The sub‑adviser considers small‑cap companies to be those with market capitalizations within the range of the MSCI EAFE Small Cap Index, a benchmark of the fund, at the time of investment. As of December 31, 2023, the market capitalization range of the MSCI EAFE Small Cap Index was between $153.4 million and $21.2 billion. The fund primarily invests in equity securities of small‑cap companies located outside the United States. The sub‑adviser seeks stocks that it believes are undervalued. The sub‑adviser expects capital growth to be the predominant component of the fund’s total return.
Second paragraph:
Generally, the fund will invest primarily in common stocks of companies listed on foreign securities exchanges, but it may also invest in depositary receipts including American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”). Although the fund will emphasize small‑cap companies, it may invest in companies of varying sizes as measured by assets, sales or market capitalization. The fund will invest primarily in securities of companies domiciled in developed markets, but may invest up to 25% of its net assets in securities of companies in emerging markets. The sub‑adviser defines emerging markets countries as those countries included in the MSCI Emerging Markets Index and other countries with similar emerging market characteristics as determined by the sub‑adviser. The sub‑adviser seeks to diversify the fund’s investments around the world and within markets in an effort to moderate specific country and currency risks.
Fourth paragraph:
The sub‑adviser employs a consistent sell discipline, regularly reviewing the investment thesis and valuation for each stock and selling those where the catalyst is no longer valid or where another stock presents a significantly better combination of risk and expected reward. The sub‑adviser trims and reviews for elimination any stock that suffers a significant negative earnings revision and eliminates any stock whose market capitalization reaches twice the maximum market cap of the MSCI EAFE Small Cap Index, a benchmark of the fund.
Effective May 31, 2024, the name of the index as shown in the table in the Prospectuses and Summary Prospectuses for the fund in the “Performance” section under the sub‑heading “Average Annual Total Returns” is changed from “MSCI EAFE Small Cap Index Gross” to “MSCI EAFE Small Cap Index”.
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Transamerica Large Cap Value
Effective immediately, the first paragraph of the fund’s “Principal Investment Strategies” section in the Prospectuses and Summary Prospectuses is deleted entirely and replaced as follows:
Under normal circumstances, the fund will invest at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities of large cap companies. The fund considers large cap companies to be companies with capitalizations at the time of investment within the range of companies included in the Russell 1000® Index1. As of December 31, 2023, the market capitalization range of the Russell 1000® Index was between approximately $1 billion and $3 trillion. The fund’s sub‑adviser, Great Lakes Advisors, LLC (the “sub‑adviser”), normally focuses primarily on companies with market capitalizations greater than $5 billion. The fund typically holds between 35 and 50 positions. The Russell 3000® Index is the fund’s primary benchmark and the Russell 1000® Value Index is a secondary benchmark of the fund.
Effective immediately, the first paragraph of the “More on Each Fund’s Strategies and Investments” section in the Prospectuses relating to the fund is deleted entirely and replaced as follows:
Under normal circumstances, the fund will invest at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities of large cap companies. The fund considers large cap companies to be companies with capitalizations at the time of investment within the range of companies included in the Russell 1000® Index. As of December 31, 2023, the market capitalization range of the Russell 1000® Index was between approximately $1 billion and $3 trillion. The fund’s sub‑adviser, Great Lakes Advisors, LLC (the “sub‑adviser”), normally focuses primarily on companies with market capitalizations greater than $5 billion. The fund typically holds between 35 and 50 positions. The Russell 3000® Index is the fund’s primary benchmark and the Russell 1000® Value Index is a secondary benchmark of the fund.

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Transamerica Sustainable Equity Income
Effective immediately, the corresponding paragraphs of the fund’s “Principal Investment Strategies” section in the Prospectuses and Summary Prospectuses, and the “More on Each Fund’s Strategies and Investments” section in the Prospectuses relating to the fund, are deleted entirely and replaced as follows:
Third paragraph:
In addition, the sub‑adviser seeks to invest in stocks of companies with what the sub‑adviser views as having positive sustainability credentials. The sub‑adviser applies its sustainability assessment framework in evaluating each company considered for the fund. The sub‑adviser maintains an exclusion list containing companies involved in a range of activities that the sub‑adviser believes have a negative impact on the environment and/or social factors. These are therefore excluded by the sub‑adviser from the investible universe at the start of the investment process, based on the following criteria: adult entertainment (own an adult entertainment company or produce adult entertainment), animal testing (engage in the production or sale of animal tested cosmetics), gambling (derive more than 10% of revenue from gambling), genetic modification (conduct genetic modification for agricultural policies), tobacco (derive more than 10% revenue from tobacco), weapons (produce or sell civilian firearms and firms which manufacture or sell armaments, nuclear weapons or associated products), nuclear power (own a nuclear power facility), fossil fuels (engagement in the extraction of coal and oil) and human rights (companies failing to address serious allegations of violations of international standards on human rights including the use of child forced or bonded labor). In assessing whether an individual company is an eligible investment or excluded based on the exclusionary list, the sub‑adviser utilizes MSCI and ISS to check revenue exposure to excluded activities. At each annual update or as material corporate events occur, the sub‑adviser utilizes MSCI and ISS to reassess revenue exposures.
Fourth paragraph:
Sustainability research by the sub‑adviser’s Responsible Investment team, composed of employees of the sub‑adviser and certain of its affiliates, forms a key part of the sub‑adviser’s investment process. For companies not excluded based on the sub‑adviser’s exclusion list, the Responsible Investment team independently conducts sustainability research on each company proposed for investment by the sub‑adviser’s investment team. The sustainability research uses a three-dimensional framework to analyze each company, focusing on what the sub‑adviser views as material sustainability factors with clear links to risks and opportunities. For each company, this process analyzes (i) its products (what it does), (ii) its practices (how it does it) and (iii) its sustainable improvement (is it improving from a sustainability perspective or does it have credible plans to do so?). The outcome of this analysis is that each company proposed for investment by the investment team is classified by the Responsible Investment team as either a sustainability “leader”, “improver”, or “laggard”, and the sub‑adviser may only invest in companies identified as leaders or improvers.
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Transamerica Sustainable Growth Equity
Effective immediately, the eighth paragraph of the fund’s “Principal Investment Strategies” section in the Prospectuses and Summary Prospectuses, and the “More on Each Fund’s Strategies and Investments” section in the Prospectuses relating to the fund, is deleted entirely and replaced as follows:
The fund will typically consist of approximately 35 to 50 equity securities. Generally, no equity position will exceed the greater of either five percent of the fund or two percent more than the security’s weight in the Russell 1000® Growth Total Return Index, a benchmark of the fund, both valued at market. Non‑U.S. stocks, including American Depository Receipts (ADRs), are limited to 15% of the fund’s net assets.
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Effective immediately, the “List and Description of Certain Underlying Funds” section of the Class R, Class R4, Class I3 and Class R2 Prospectus dated March 1, 2024 is revised to delete all references to Transamerica Stock Index, including from the “Underlying Funds Available” table, and the “Principal Investment Strategies” and “Principal Risks of the Underlying Fund” sections.
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Effective immediately, the corresponding information under the sub‑section “Investment Policies - Non‑Fundamental Policies” in the “Investment Objectives, Policies, Practices and Associated Risk Factors” section of the applicable Statements of Additional Information is deleted entirely and replaced as follows:
Class A, Class C, Class I, Class I2, Class R, Class R3, Class R6 and Class T Statement of Additional Information:
3. Underlying funds in funds‑of‑funds investment limitation (applicable funds: Transamerica Core Bond, Transamerica High Yield Bond, Transamerica Inflation Opportunities, Transamerica International Equity, Transamerica Large Core ESG, Transamerica Large Growth, Transamerica Mid Cap Growth, Transamerica Mid Cap Value Opportunities, Transamerica Short-Term Bond, Transamerica Small Cap Growth, and Transamerica Small Cap Value)

No fund may acquire any securities of registered open‑end investment companies or registered unit investment trusts in reliance on the provisions of Section 12(d)(1)(F) or Section 12(d)(1)(G) of the Investment Company Act of 1940, as amended. This policy does not prevent a fund from investing in securities of registered open‑end investment companies or registered unit investment trusts in reliance on any other provision of applicable law or regulation.
Class R, Class R4, Class I3 and Class R2 Statement of Additional Information:
3. Underlying funds in funds‑of‑funds investment limitation (applicable funds: each fund in which Transamerica Asset Allocation Intermediate Horizon, Transamerica Asset Allocation Long Horizon and Transamerica Asset Allocation Short Horizon may invest as indicated in the “List and Description of Certain Underlying Funds” section of the prospectus)
No fund may acquire any securities of registered open‑end investment companies or registered unit investment trusts in reliance on the provisions of Section 12(d)(1)(F) or Section 12(d)(1)(G) of the Investment Company Act of 1940, as amended. This policy does not prevent a fund from investing in securities of registered open‑end investment companies or registered unit investment trusts in reliance on any other provision of applicable law or regulation.
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Effective immediately, the corresponding paragraphs under the sub‑section “Conflicts of Interest” in the “Investment Management and Other Services” section of the Statements of Additional Information is deleted entirely and replaced as follows:
Activities on Behalf of Other Funds and Accounts
Transamerica manages or advises other funds and products in addition to the funds, including Transamerica’s own accounts and accounts in which Transamerica or its personnel have an interest (collectively, the “Other Accounts”). In some cases, Transamerica oversees sub‑advisers who provide day‑to‑day investment advice and recommendations with respect to the Other Accounts, and in other cases Transamerica itself performs all aspects of the day‑to‑day management. Certain Other Accounts have investment objectives similar to, the same as or opposite to those of the funds and/or engage in transactions in the same types of securities or other instruments, sectors or strategies as the funds. This creates potential conflicts and could affect the prices and availability of the securities and instruments in which a fund seeks to invest, particularly in circumstances where the availability or liquidity of such investment opportunities is limited, and could have an adverse impact on the fund’s performance. Other Accounts may buy or sell positions while the funds are undertaking the same or a differing, including potentially opposite, strategy, which could disadvantage the funds. A position taken by Transamerica, on behalf of one or more Other Accounts, may be contrary to a position taken on behalf of a fund or may be adverse to a company or issuer in which the fund has invested. A fund on the one hand, and Transamerica or Other Accounts, on the other hand, may vote differently on matters affecting, or take or refrain from taking different actions with respect to, the same security, which are disadvantageous to the fund. The results of the investment activities of a fund may differ significantly from the results achieved for other funds and Other Accounts. Transamerica may give advice, and take action, with respect to any current or future funds or Other Accounts that may compete or conflict with advice TAM may give to, or actions TAM may take for, a particular fund. Transamerica may receive more compensation with respect to certain other funds and Other Accounts than that received with respect to a fund. TAM does not receive performance-based compensation in respect of its investment management services rendered to the funds, but Transamerica may receive compensation based on the performance of certain Other Accounts. The simultaneous management of funds or Other Accounts that pay greater fees or other compensation than a fund creates a conflict of interest as Transamerica has an incentive to favor those funds or Other Accounts with the potential to receive greater fees when allocating resources, services, functions or investment opportunities among the funds and Other Accounts. Transamerica personnel may have greater economic and other interests in certain other funds or Other Accounts promoted or managed by such personnel as compared to a particular fund. TAM has developed allocation policies and procedures that provide that TAM’s personnel making portfolio decisions for the funds and Other Accounts will make investment decisions for, and allocate investment opportunities among, such funds and Other Accounts consistent with TAM’s fiduciary obligations.

Selection of Service Providers
TAM and certain of its affiliates provide services including investment management, administration, investment sub‑advisory, shareholder servicing, distribution, and transfer agency services to the funds and Other Accounts and earn fees from these relationships. TAM and its affiliates face conflicts of interest when the funds and Other Accounts select affiliated service providers because TAM and/or its affiliates receive greater compensation when they are used. Although these fees are generally based on asset levels, the fees are not directly contingent on fund performance and TAM and its affiliates as service providers will still receive significant compensation from the funds and Other Accounts even if shareholders lose money. The service providers recommended by TAM may charge different rates to different recipients based on the specific services provided, the personnel providing the services, the complexity of the services provided or other factors. As a result, the rates paid with respect to these service providers by a fund, on the one hand, may be more or less favorable than the rates paid by Transamerica or Other Accounts, on the other hand.
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Effective immediately, the seventh paragraph under the sub‑section “Sub‑Advisers” in the “Investment Management and Other Services” section of the Statement of Additional Information is deleted entirely and replaced as follows:
Aegon Asset Management UK plc (formerly Kames Capital plc), located at 3 Lochside Crescent, Edinburgh EH12 9SA, is a registered investment adviser. Aegon Asset Management UK plc is a wholly-owned subsidiary of Aegon Ltd, a Bermuda exempted company with liability limited by shares (formerly, Aegon N.V., a Netherlands corporation), and a publicly traded international insurance group, that offers life insurance, corporate pensions, and individual savings and retirement products in Europe, the Americas and Asia, and is an affiliate of TAM.
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Effective immediately, the corresponding footnote to the “Sub‑Advisory Fees” table under the sub‑section “Sub‑Advisers” in the “Investment Management and Other Services” section of the Statements of Additional Information is deleted entirely and replaced as follows:
The average daily net assets for the purpose of calculating sub‑advisory fees will be determined on the basis of the combined assets of Transamerica US Growth and the portion of the assets of Transamerica Large Growth that are sub‑advised by Wellington Management Company LLP, each a series of Transamerica Funds, Transamerica WMC US Growth VP, a series of Transamerica Series Trust, WMC Core Equity and Disciplined US Growth Equity, each separately managed accounts of Transamerica Life Insurance Company that are advised by Wellington Management Company LLP and Transamerica Large Cap Growth CIT, a series of Great Grey Trust (formerly, Wilmington Trust) Collective Investment Trust that is sub‑advised by Wellington Management Company LLP. The sub‑adviser has agreed to voluntarily waive a portion of its sub‑advisory fee (as a percentage of net assets) when the assets of these mandates, in the aggregate, exceed a specified level. This waiver is voluntary and may be discontinued by the sub‑adviser upon obtaining consent from TAM.
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Investors Should Retain this Supplement for Future Reference
June 3, 2024

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